Assets Held For Sale (Details) $ in Millions	1 Months Ended
	May 31, 2019 item	Sep. 30, 2019 USD ($)
Assets Held For Sale [Abstract]
Number of manufacturing sites | item	2
Net assets value | $		$ 0.6